Amounts Due to Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Amounts Due to Related Parties [Abstract]
Schedule of Amounts Due To Related Parties
	As of December 31,
Name of related parties	2023	2024
	USD’000	USD’000
Mr. CHUN SUN WONG	284	586
Mr. ZHUO WANG	838	836
	1,122	1,422